Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss [Abstract]
LOSS FOR THE YEAR	$ (2,347)	$ (1,970)	$ (2,029)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	(340)	(54)	(8)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	(1,339)	1,451	82
OTHER COMPREHENSIVE (LOSS) INCOME FOR THE YEAR	(1,679)	1,397	74
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(4,026)	(573)	(1,955)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR IS ATTRIBUTABLE TO:
THE PARENT COMPANY SHAREHOLDERS	(4,026)	(562)	(1,921)
NON-CONTROLLING INTERESTS		(11)	(34)
TOTAL PARENT COMPANY SHAREHOLDERS	$ (4,026)	$ (573)	$ (1,955)